Short-term investments (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short Term Investments [Line Items]
Short-term investment	$ 3,501	$ 20,704
Notes receivable [Member]
Short Term Investments [Line Items]
Short-term investment	$ 3,500	$ 4,800
Interest rate, investment	12.00%
Notes receivable [Member] | Minimum [Member]
Short Term Investments [Line Items]
Interest rate, investment		10.50%
Notes receivable [Member] | Maximum [Member]
Short Term Investments [Line Items]
Interest rate, investment		12.00%
Falco [Member] | Secured senior loan [Member]
Short Term Investments [Line Items]
Short-term investment		$ 15,900
Interest rate, investment	7.00%	7.00%